U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.


1.   Name and address of issuer:

     The Royce Fund

2. Name of each series or class of funds for which this notice is filed:

     Pennsylvania Mutual Fund      PMF II
     Royce Equity Income Fund      Royce Premier Fund
     Royce GiftShares Fund         Royce Total Return Fund
     Royce Global Services Fund    Royce Value Fund
     Royce Low-Priced Stock Fund   The REvest Growth & Income Fund
     Royce Micro-Cap Fund          Royce Financial Services Fund

3.   Investment Company Act File Number:   811-3599

     Securities Act File Number:  2-80348


4.    Last  day  of fiscal year for which this notice  is  filed:
      December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            [ ]

6.   Date  of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                    -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          33,395,599 shares; $245,748,011 aggregate sale price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          33,395,599 shares; $245,748,011 aggregate sale price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):

          18,253,591 shares; $135,219,040 aggregate sale price

12.  Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the
       fiscal year in reliance on rule 24f-2 (from Item 10):   $245,748,011

 (ii)  Aggregate price of shares issued in connection with
       dividend reinvestment plans (from Item 11, if appli-
       cable)                                                + $135,219,040

(iii)  Aggregate price of shares redeemed or repurchased     - $514,795,533
       during the fiscal year (if applicable):

  (iv) Aggregate price of shares redeemed or repurchased
       and previously applied as a reduction to filing fees
       pursuant to rule 24e-2 (if applicable):               +     - 0 -

   (v) Net aggregate price of securities sold and issued
       during the fiscal year in reliance on rule 24f-2
       [line(i), plus line (ii), less line (iii), plus line
       (iv)] (if applicable):                                  $   - 0 -

  (vi) Multiplier prescribed by Section 6(b) of the Securities
       Act of 1933 or other applicable law or regulation
       (see x .00030303 Instruction C.6):

 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $   - 0 -


Instruction:   Issuers should complete lines (ii),  (iii),  (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                       [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         February 26, 1997


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

                     S/JOHN E. DENNEEN
                     John E. Denneen, Secretary

     Date February 26, 1997

*Please print the name and title of the signing officer below the signature.

February 26, 1997


Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C. 20549

               Re:  The Royce Fund
                    File Nos. 2-80348 and 811-3599

Dear Sirs:

      Reference is made to the Rule 24f-2 Notice for The Royce Fund, a Delaware business trust (the "Fund"), to the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, relating to 33,395,599 shares of beneficial interest of the Fund (the "Shares") sold during the fiscal year of the Fund ended December 31, 1996, in reliance upon registration pursuant to such Rule.

     I have been supplied with copies of the Declaration of Trust and By-Laws of the Fund and all amendments thereto, certified or otherwise identified to my satisfaction, and such other documents and instruments as I have deemed necessary for purposes of rendering the opinion expressed herein.

      Based upon the foregoing and having due regard to those legal considerations which I deem relevant, I am of the opinion that the Shares were legally issued and are fully paid and non-assessable under the applicable laws of the State of Delaware.

      This  opinion is furnished to the Securities  and  Exchange
Commission in connection with the Fund's Rule 24f-2 Notice.

                                        Very truly yours,


                                        S/JOHN E. DENNEEN
                                        John E. Denneen, Esq.